ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE - NET

NOTE 6. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2018	2019
Accounts receivable	$528	$371
Less: Allowance for doubtful accounts	(5)	(3)
	$523	$368

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2017, 2018 and 2019:

(in US$ thousands)	2017	2018	2019
Balance at beginning of year	$32	$12	$5
Additions: Bad debt expense	127	23	24
Less: Write-off	(149)	(29)	(26)
Translation adjustment	2	(1)	—
Balance at end of year	$12	$5	$3